Leases (Component of Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expense	$ 1,837	$ 2,032
Short-term lease expense	92	238
Total operating lease expense	$ 1,929	$ 2,270